Shareholders' Loans - Schedule of Shareholders' Loan (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholders' loan (a)		$ 6,166
Shareholders' convertible loans (b)		3,837
Total loan amount		$ 10,706